Description of Organization and Summary of Significant Accounting Policies - Concentrations of credit risk (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of goods total | Supplier concentration risk | Vendor A
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage		35.00%	41.00%
Cost of goods total | Supplier concentration risk | Vendor B
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage	26.00%	22.00%
Cost of goods total | Supplier concentration risk | Vendor C
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage		21.00%
Revenue from Contract with Customer Benchmark | Customer concentration risk | Customer A
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage		12.00%
Receivables Long Term Contracts Or Programs | Customer concentration risk | Customer B
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage	100.00%	100.00%